Offerings - Offering: 1	Oct. 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock; par value $0.0001
Amount Registered | shares	600,000
Proposed Maximum Offering Price per Unit	2.802
Maximum Aggregate Offering Price	$ 1,681,200.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 146.26
Offering Note	Pursuant to Rule 457(c), the registration fee has been calculated based on the average of the high and low prices reported in the consolidated reporting system as of a specified date within 5 business days prior to the date of filing the registration statement.